Consolidated Statements of Cash Flows (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (802,000)	$ (6,180,000)		$ (4,317,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	15,000	56,000		66,000
Stock-based compensation expense	13,000	184,000		87,000
Issuance of warrants to vendors and service providers		137,000
Revaluation of fair value of warrant liability	(21,000)	(52,000)		(62,000)
Noncash interest expense	123,000	418,000		306,000
Loss on disposal of property and equipment		2,000
Changes in assets and liabilities:
Accounts receivable		(6,000)		1,000
Inventory	22,000	97,000		71,000
Prepaid expenses and other current assets	25,000	(41,000)		(243,000)
Other noncurrent assets	14,000	(112,000)		14,000
Accounts payable	76,000	(551,000)		482,000
Accrued liabilities	(39,000)	57,000		(160,000)
Net cash used in operating activities	(574,000)	(5,991,000)		(3,755,000)
Cash flows from investing activities:
Purchase of property and equipment		(117,000)		(4,000)
Net cash used in investing activities		(117,000)		(4,000)
Cash flows from financing activities:
Net cash proceeds from issuance of common stock in connection with private placement offering		4,204,000
Proceeds from notes payable		2,500,000
Proceeds from related party convertible bridge notes	200,000	1,500,000		3,875,000
Repayments of notes payable		(1,631,000)		(135,000)
Net cash provided by financing activities	200,000	6,573,000		3,740,000
Net increase (decrease) in cash and cash equivalents	(374,000)	465,000		(19,000)
Cash and cash equivalents - beginning of period	430,000	430,000		449,000
Cash and cash equivalents - end of period	56,000	895,000	[1]	430,000
Supplemental disclosure:
Cash paid for interest	35,000	149,000		141,000
Cash paid for income taxes	1,000	1,000		1,000
Supplemental disclosure of cash flow information as of end of period:
Conversion of certain bridge notes and related accrued interest in connection with private placement offering		1,546,000
Extinguishment of convertible notes debt and related related accrued interest pursuant to Merger Agreement		5,397,000
Extinguishment of warrants pursuant to Merger Agreement		572,000
Issuance of warrants in connection with note payable		622,000
Payable to non-accredited investors in connection with Merger Agreement		16,000
Transfer of equipment between inventory and property and equipment				$ 61,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.